REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Geographic Area

The table below presents Atmus’ consolidated sales by geographic area. Net sales attributed to geographic areas were based on the location of the customer.

	Years ended December 31,
In millions	2023	2022	2021
United States	$746.5	$720.5	$619.6
Other international	881.6	841.6	819.2
Total net sales	$1,628.1	$1,562.1	$1,438.8

Schedule of Revenue by Product Category

The table below presents Atmus’ consolidated sales by product category.

	Years ended December 31,
In millions	2023	2022	2021
Fuel	$705.2	$674.7	$612.6
Lube	305.4	306.9	278.7
Air	282.4	267.8	242.9
Other	335.1	312.7	304.6
Total net sales	$1,628.1	$1,562.1	$1,438.8